Segment reporting - Net Earnings By Segment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Total segment adjusted EBITDA	$ 1,134,000,000	$ 1,114,800,000
Eliminations and other	(1,400,000)	(1,400,000)
Depreciation and amortization expense	379,100,000	366,700,000	$ 353,900,000
Interest income	(6,500,000)	(3,100,000)	(5,000,000.0)
Interest expense	235,400,000	197,100,000	191,600,000
Gain on derivative instruments	(120,600,000)	(14,100,000)
Loss on debt extinguishment (note 13(e))	9,400,000	127,000,000.0	0
Other expenses	7,100,000	6,500,000
(Gain) Loss on contingent consideration asset	(900,000)	5,100,000	(6,800,000)
Loss on foreign currency repatriation	4,000,000.0	13,900,000
Loss (Gain) on sale	3,700,000	(16,400,000)	$ 200,000
Consolidated net earnings before taxes	624,700,000	433,500,000
Containership Leasing
Segment Reporting Information [Line Items]
Total segment adjusted EBITDA	1,036,900,000	978,400,000
Mobile Power Generation
Segment Reporting Information [Line Items]
Total segment adjusted EBITDA	$ 97,100,000	$ 136,400,000